Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Contingency [Line Items]
Deferred income taxes, undistributed foreign earnings	$ 0
Estimated associated withholding tax related to previously taxed earnings	11,700,000
Cash paid for income taxes	$ 26,300,000	$ 21,300,000	$ 23,600,000
Effective income tax rate, reductions	0.25%	0.17%	0.31%
Interest and penalties recognized within income tax expense (benefit)	$ (100,000)	$ 300,000	$ 500,000
Interest and penalties accrued	1,200,000	600,000	300,000
Unrecognized tax benefits that would impact effective tax rate	6,200,000	$ 1,600,000	$ 1,300,000
Unrecognized tax benefits expected decrease during the next 12 months	$ 2,200,000
Internal Revenue Service | Earliest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open to examination	2017
Internal Revenue Service | Latest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open to examination	2019
State Jurisdictions | Earliest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open to examination	2014
State Jurisdictions | Latest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open to examination	2019
Foreign Taxing Jurisdictions | Earliest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open to examination	2008
Foreign Taxing Jurisdictions | Latest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open to examination	2019
Subsidiary in Florida | Earliest Tax Year
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2016
Subsidiary in Florida | Latest Tax Year
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2018
Subsidiaries in Philippines
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2017
Subsidiary in Vietnam | Earliest Tax Year
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2018
Subsidiary in Vietnam | Latest Tax Year
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2019
Subsidiary in Germany | Earliest Tax Year
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2012
Subsidiary in Germany | Latest Tax Year
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2015